Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

HV-3574 – PremierSolutions Standard
HV-5244 – PremierSolutions Standard (Series II)
HV-5776 – PremierSolutions Cornerstone
HV-5795 – PremierSolutions Standard (Series A)
HV-6775 – PremierSolutions Cornerstone (Series II)
HV-6779 – PremierSolutions Standard (Series A-II)
HV-7969 – State of Iowa Retirement Investors Club 403(b)
Supplement dated January 30, 2026 to Prospectuses dated May 1, 2025

This supplement amends information in the above-referenced product Prospectuses.

For HV-5244 and HV-5776, effective June 1, 2025, information for the American Funds EuroPacific Growth Fund® - Class R3 found in the “Appendix A – Underlying Funds” section of the Prospectuses is updated as follows (all other information in the “Appendix A – Underlying Funds” section of the Prospectuses remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ – Class R-3 (Effective 06/01/2025, American Funds EuroPacific Growth Fund® was renamed American Funds® EUPAC Fund™)	1.12%	4.36%	3.27%	4.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

For HV-7969, effective June 1, 2025, information for the American Funds EuroPacific Growth Fund® - Class R4 found in the “Appendix A – Underlying Funds” section of the Prospectus is updated as follows (all other information in the “Appendix A – Underlying Funds” section of the Prospectus remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ – Class R-4 (Effective 06/01/2025, American Funds EuroPacific Growth Fund® was renamed American Funds® EUPAC Fund™)	0.82%	4.68%	3.58%	5.30%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

2025-PROSUPP-42

For HV-5795, effective August 22, 2025, information for the Invesco EQV European Equity Fund - Class A found in the “Appendix A – Underlying Funds” section of the Prospectus is updated as follows (all other information in the “Appendix A – Underlying Funds” section of the Prospectus remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Invesco International Value Fund - Class A (Effective 8/22/2025, Invesco EQV European Equity Fund was renamed Invesco International Value Fund)	1.11%	-0.75%	1.19%	3.30%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited (Effective 8/22/2025, Invesco Asset Management Limited was added as Subadviser)

For HV-3574, HV-5244, HV-5776, HV-5795, HV-6775, and HV-6779, effective November 26, 2025, information for the Federated Hermes Clover Small Value Fund - Class A found in the “Appendix A – Underlying Funds” section of the Prospectuses is updated as follows (all other information in the “Appendix A – Underlying Funds” section of the Prospectuses remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Effective 11/26/2025, Federated Hermes Clover Small Value Fund was renamed Federated Hermes MDT Small Cap Value Fund)	1.14%	9.65%	9.43%	6.93%
	Adviser: Federated MDTA LLC (Effective 11/26/2025, Federated Equity Mgmt Co. Of Penn was replaced by Federated MDTA LLC)
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Please read this Supplement carefully and retain it for future reference.

2025-PROSUPP-42